CONSOLIDATED BALANCE SHEETS ₨ in Millions, $ in Millions	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
ASSETS:
Cash and cash equivalents	₨ 341,124.3	$ 5,474.6	₨ 370,835.2
Term placements	169,989.5	2,728.1	176,481.7
Investments held for trading, at fair value	61,292.8	983.7	65,077.9
Investments available for sale, at fair value [includes restricted investments of Rs. 670,603.5 and Rs. 721,933.3 (US$ 11,586.2), respectively]	1,504,412.8	24,144.1	908,824.3
Securities purchased under agreements to resell	1,592.6	25.6	57,322.6
Loans [net of allowance of Rs. 42,613.2 and Rs. 47,334.1 (US$ 759.6), respectively]	3,896,115.0	62,527.9	3,185,648.1
Accrued interest receivable	45,705.0	733.5	40,388.5
Property and equipment, net	33,355.9	535.3	31,369.1
Intangible assets, net	12.0	0.2	231.0
Goodwill	74,937.9	1,202.7	74,937.9
Other assets	130,478.0	2,094.0	214,291.0
Total assets	6,259,015.8	100,449.7	5,125,407.3
Liabilities:
Interest-bearing deposits	3,768,678.8	60,482.7	3,057,154.5
Non-interest-bearing deposits	733,032.0	11,764.3	612,845.6
Total deposits	4,501,710.8	72,247.0	3,670,000.1
Securities sold under repurchase agreements	50,000.0	802.4	0.0
Short-term borrowings	214,191.9	3,437.5	150,775.5
Accrued interest payable	32,689.5	524.6	27,734.7
Long-term debt	457,934.4	7,349.3	395,208.6
Accrued expenses and other liabilities	250,921.6	4,027.1	348,687.7
Total liabilities	₨ 5,507,448.2	$ 88,387.9	₨ 4,592,406.6
Commitments and contingencies (see note 27)
Shareholders' equity:
Equity shares: par value-Rs. 2.0 each; authorized 2,750,000,000 shares; issued and outstanding 2,399,050,435 shares and 2,506,495,317 shares, as of March 31, 2014 and March 31, 2015, respectively	₨ 5,013.0	$ 80.5	₨ 4,798.1
Additional paid-in capital	387,486.1	6,218.7	271,709.6
Retained earnings	228,804.4	3,672.0	175,105.9
Statutory reserve	118,122.2	1,895.7	91,883.5
Accumulated other comprehensive income (loss)	10,826.4	173.8	(11,590.4)
Total HDFC Bank Limited shareholders' equity	750,252.1	12,040.7	531,906.7
Noncontrolling interest in subsidiaries	1,315.5	21.1	1,094.0
Total shareholders' equity	751,567.6	12,061.8	533,000.7
Total liabilities and shareholders' equity	₨ 6,259,015.8	$ 100,449.7	₨ 5,125,407.3